Accounts Receivable - Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Successor [Member]
Less: allowance for doubtful accounts	$ (7,004)
Total	76,758
Successor [Member] | Trade Receivables [Member]
Accounts receivables, gross	83,762
Successor [Member] | Other [Member]
Accounts receivables, gross
Predecessor [Member]
Less: allowance for doubtful accounts		$ (4,106)
Total		58,174
Predecessor [Member] | Trade Receivables [Member]
Accounts receivables, gross		54,143
Predecessor [Member] | Other [Member]
Accounts receivables, gross		$ 8,137